FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Detailed information about financial instruments
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Bond forwards	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately into net income.
[3]    Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI.
[4]    Subsequent changes are offset against stock-based compensation expense or recovery in operating costs.
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives
Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities
Cross-currency interest rate exchange agreements Forward foreign exchange agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price on stock-based compensation expense	Total return swap agreements
We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
Below is a summary of our net asset (liability) position for our various derivatives.

	As at December 31, 2020
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	4,550	1.0795	4,912	1,405
As liabilities	4,642	1.3359	6,201	(307)
Short-term debt derivatives not accounted for as hedges:
As liabilities	449	1.2995	583	(12)
Net mark-to-market debt derivative asset				1,086
Expenditure derivatives accounted for as cash flow hedges:
As liabilities	1,590	1.3421	2,134	(109)
Equity derivatives not accounted for as hedges:
As assets			238	34

Net mark-to-market asset				1,011

	As at December 31, 2019
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)
Debt derivatives accounted for as cash flow hedges:
As assets	5,800	1.1357	6,587	1,508
As liabilities	2,570	1.3263	3,409	(96)
Short-term debt derivatives not accounted for as hedges:
As liabilities	1,223	1.3227	1,618	(29)
Net mark-to-market debt derivative asset				1,383
Expenditure derivatives accounted for as cash flow hedges:
As assets	270	1.2391	335	16
As liabilities	720	1.3228	952	(15)
Net mark-to-market expenditure derivative asset				1
Equity derivatives not accounted for as hedges:
As assets	—	—	223	55

Net mark-to-market asset				1,439
Below is a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31
(In millions of dollars)	2020	2019

Current asset	61	101
Long-term asset	1,378	1,478
	1,439	1,579

Current liability	(110)	(50)
Long-term liability	(318)	(90)
	(428)	(140)

Net mark-to-market asset	1,011	1,439

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2020	2019

Customer accounts receivable
Unbilled financing receivables	1,806	148
Less than 30 days past billing date	793	1,053
30-60 days past billing date	207	274
61-90 days past billing date	66	90
Greater than 90 days past billing date	76	102

Total customer accounts receivable (net of allowances of $222 and $60, respectively)	2,948	1,667
Total contract assets (net of allowance of $28 and $54, respectively)	621	1,791

Total customer accounts receivable and contract assets	3,569	3,458

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

	Years ended December 31
(In millions of dollars)	2020	2019

Balance, beginning of year	114	127
Allowance for doubtful accounts expense	307	238
Net use	(171)	(251)

Balance, end of year	250	114

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2020 and 2019.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2019	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,238	2,238	2,238	—	—	—
Accounts payable and accrued liabilities	3,033	3,033	3,033	—	—	—
Long-term debt	15,967	16,130	—	2,050	2,353	11,727
Lease liabilities	1,725	2,220	230	413	326	1,251
Other long-term financial liabilities	26	26	—	12	7	7
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,287	1,248	39	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,286)	(1,247)	(39)	—	—
Equity derivative instruments	—	(55)	(55)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	9,903	—	—	1,392	8,511
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(10,780)	—	—	(1,753)	(9,027)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,622	1,622	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,593)	(1,593)	—	—	—
Bond forwards	—	—	—	—	—	—
Net carrying amount of derivatives (asset)	(1,439)
	21,550	22,745	5,476	2,475	2,325	12,469
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2020.

(In millions of dollars)
2021	1,450
2022	1,555
2023	1,719
2024	600
2025	890
Thereafter	12,159
Total long-term debt	18,373
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2020.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	73	87	—	—	160
Purchase obligations [2]	295	178	70	48	591
Program rights [3]	626	1,198	1,078	316	3,218

Total commitments	994	1,463	1,148	364	3,969
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2020 and 2019.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2019	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,238	2,238	2,238	—	—	—
Accounts payable and accrued liabilities	3,033	3,033	3,033	—	—	—
Long-term debt	15,967	16,130	—	2,050	2,353	11,727
Lease liabilities	1,725	2,220	230	413	326	1,251
Other long-term financial liabilities	26	26	—	12	7	7
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,287	1,248	39	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,286)	(1,247)	(39)	—	—
Equity derivative instruments	—	(55)	(55)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	9,903	—	—	1,392	8,511
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(10,780)	—	—	(1,753)	(9,027)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,622	1,622	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,593)	(1,593)	—	—	—
Bond forwards	—	—	—	—	—	—
Net carrying amount of derivatives (asset)	(1,439)
	21,550	22,745	5,476	2,475	2,325	12,469
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2020 and 2019.

December 31, 2020	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	747	1,322	1,167	8,331

December 31, 2019	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	735	1,299	1,121	8,763

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2020 and 2019 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2020	2019	2020	2019
Share price of publicly traded investments
$1 change	—	—	14	14
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	12	7
Floating interest rate senior notes
1% change in interest rates	7	—	—	—
Short-term borrowings
1% change in interest rates	9	17	—	—

Net cash proceeds (payments) on debt derivatives and forward contracts
Below is a summary of the net cash proceeds (payments) on debt derivatives.

	Years ended December 31
(In millions of dollars)	2020	2019

Proceeds on debt derivatives related to US commercial paper	5,542	17,056
Proceeds on debt derivatives related to credit facility borrowings	1,364	564
Proceeds on debt derivatives related to senior notes	—	—
Total proceeds on debt derivatives	6,906	17,620

Payments on debt derivatives related to US commercial paper	(5,441)	(17,069)
Payments on debt derivatives related to credit facility borrowings	(1,385)	(561)
Payments on debt derivatives related to senior notes	—	—
Total payments on debt derivatives	(6,826)	(17,630)

Net proceeds (payments) on settlement of debt derivatives	80	(10)

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2020 and 2019.

Year ended December 31, 2020	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,412	(29)	1	55	1,439
Proceeds received from settlement of derivatives	—	(6,906)	(1,261)	1	(8,166)
Payment on derivatives settled	—	6,826	1,221	—	8,047
(Decrease) increase in fair value of derivatives	(314)	97	(70)	(22)	(309)

Derivative instruments, end of year	1,098	(12)	(109)	34	1,011

Mark-to-market asset	1,405	—	—	34	1,439
Mark-to-market liability	(307)	(12)	(109)	—	(428)

Mark-to-market asset (liability)	1,098	(12)	(109)	34	1,011

Year ended December 31, 2019	Debt derivatives (hedged)	Debt derivatives (unhedged)	Bond forwards	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,332	41	(87)	122	92	1,500
Proceeds received from settlement of derivatives	—	(17,620)	—	(1,194)	(15)	(18,829)
Payment on derivatives settled	—	17,630	111	1,124	—	18,865
Increase (decrease) in fair value of derivatives	80	(80)	(24)	(51)	(22)	(97)

Derivative instruments, end of year	1,412	(29)	—	1	55	1,439

Mark-to-market asset	1,508	—	—	16	55	1,579
Mark-to-market liability	(96)	(29)	—	(15)	—	(140)

Mark-to-market asset (liability)	1,412	(29)	—	1	55	1,439

Derivative instruments details
During 2020 and 2019, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2020			Year ended December 31, 2019
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	970	1.428	1,385	420	1.336	561
Debt derivatives settled	970	1.406	1,364	420	1.343	564
Net cash (paid) received			(21)			3

Commercial paper program
Debt derivatives entered	3,316	1.329	4,406	12,897	1.328	17,127
Debt derivatives settled	4,091	1.330	5,441	12,847	1.329	17,069
Net cash received (paid)			101			(13)

In 2020 and 2019, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued during these years (see note 21). Below is a summary of the debt derivatives we entered to hedge senior notes issued during 2020 and 2019.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2020 issuances
June 22, 2020	750	2022	USD LIBOR + 0.60%	0.955%	1,019

2019 issuances
April 30, 2019	1,250	2049	4.350%	4.173%	1,676
November 12, 2019	1,000	2049	3.700%	3.996%	1,308
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
During 2020 and 2019, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2020			Year ended December 31, 2019
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	115	1.374	158	70	1.314	92
Debt derivatives settled	43	1.372	59	—	n/a	—
Below is a summary of the expenditure derivatives we entered and settled during 2020 and 2019 to manage foreign exchange risk related to certain forecast expenditures.

	Year ended December 31, 2020			Year ended December 31, 2019
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	1,560	1.343	2,095	810	1.321	1,070
Expenditure derivatives settled	940	1.299	1,221	900	1.249	1,124

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2020	2019	2020	2019	2020	2019
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,535	1,831	1,535	1,831	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,405	1,508	—	—	1,405	1,508
Expenditure derivatives accounted for as cash flow hedges	—	16	—	—	—	16
Equity derivatives not accounted for as cash flow hedges	34	55	—	—	34	55
Total financial assets	2,974	3,410	1,535	1,831	1,439	1,579

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	307	96	—	—	307	96
Debt derivatives not accounted for as hedges	12	29	—	—	12	29
Expenditure derivatives accounted for as cash flow hedges	109	15	—	—	109	15
Total financial liabilities	428	140	—	—	428	140

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2020		2019
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	18,201	22,006	15,967	18,354
[1]    Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)
(In millions of dollars)	2020	2019	2020	2019	2020	2019
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	1,535	1,831	1,535	1,831	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,405	1,508	—	—	1,405	1,508
Expenditure derivatives accounted for as cash flow hedges	—	16	—	—	—	16
Equity derivatives not accounted for as cash flow hedges	34	55	—	—	34	55
Total financial assets	2,974	3,410	1,535	1,831	1,439	1,579

Financial liabilities
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	307	96	—	—	307	96
Debt derivatives not accounted for as hedges	12	29	—	—	12	29
Expenditure derivatives accounted for as cash flow hedges	109	15	—	—	109	15
Total financial liabilities	428	140	—	—	428	140

Below is a summary of the fair value of our long-term debt.

			As at December 31
(In millions of dollars)		2020		2019
	Carrying amount	Fair value [1]	Carrying amount	Fair value [1]
Long-term debt (including current portion)	18,201	22,006	15,967	18,354
[1]    Long-term debt (including current portion) is measured at Level 2 in the three-level fair value hierarchy, based on year-end trading values.